UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04581

CORNERCAP GROUP OF FUNDS

(Exact name of registrant as specified in charter)

The Peachtree, Suite 1700, 1355 Peachtree Street NE, Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (404) 870-0700

Date of fiscal year end: March 31

Date of reporting period: October 1, 2013 – December 31, 2013

Item 1.   Schedule of Investments.

SCHEDULE of INVESTMENTS (Unaudited)	December 31, 2013
CORNERCAP BALANCED FUND

	Shares	Fair Value
COMMON STOCKS (60.8%)

Aerospace & Defense (1.3%)
General Dynamics Corp.	3,050	$291,427

Banks (9.7%)
The Bank of New York Mellon Corp.	9,080	317,255
BB&T Corp.	8,120	303,038
Capital One Financial Corp.	4,580	350,874
The Goldman Sachs Group, Inc.	1,620	287,161
JPMorgan Chase & Co.	5,110	298,833
The PNC Financial Services Group, Inc.	3,495	271,142
Wells Fargo & Co.	6,585	298,959

		2,127,262

Chemicals (1.3%)
Eastman Chemical Co.	3,530	284,871

Commercial Services (1.2%)
The Western Union Co.	15,400	265,650

Computers (3.7%)
EMC Corp.	10,670	268,350
Hewlett-Packard Co.	10,160	284,277
Western Digital Corp.	3,155	264,705

		817,332

Electric (1.1%)
Pinnacle West Capital Corp.	4,695	248,459

Electrical Components & Equipment (1.3%)
Energizer Holdings, Inc.	2,715	293,872

Food (2.6%)
ConAgra Foods, Inc.	8,405	283,248
The Kroger Co.	6,990	276,315

		559,563

Healthcare Products (1.2%)
Medtronic, Inc.	4,550	261,124

Healthcare Services (4.0%)
CIGNA Corp.	3,675	321,489
Laboratory Corp. of America Holdings(a)	2,955	269,998
UnitedHealth Group, Inc.	3,860	290,658

		882,145

Insurance (5.3%)
The Allstate Corp.	4,945	269,700
Everest Re Group Ltd.	1,870	291,477
Lincoln National Corp.	6,080	313,850
Reinsurance Group of America, Inc.	3,675	284,482

		1,159,509

Internet (1.7%)
IAC/InterActiveCorp	5,355	367,835

	Shares	Fair Value

Machinery-Construction & Mining (1.4%)
Joy Global, Inc.	5,035	$294,497

Machinery-Diversified (1.4%)
Deere & Co.	3,220	294,083

Media (2.8%)
Comcast Corp., Class A	5,540	287,886
DIRECTV(a)	4,605	318,160

		606,046

Miscellaneous Manufacturing (1.4%)
Dover Corp.	3,080	297,343

Oil & Gas (3.9%)
ConocoPhillips	3,965	280,127
Devon Energy Corp.	4,405	272,538
Helmerich & Payne, Inc.	3,525	296,382

		849,047

Oil & Gas Services (1.4%)
Baker Hughes, Inc.	5,470	302,272

Pharmaceuticals (1.3%)
Teva Pharmaceutical Industries Ltd., Sponsored ADR	7,260	290,981

Retail (5.1%)
Bed Bath & Beyond, Inc.(a)	3,530	283,459
Coach, Inc.	5,230	293,560
Kohl’s Corp.	4,620	262,185
Nordstrom, Inc.	4,405	272,229

		1,111,433

Semiconductors (1.3%)
Intel Corp.	10,910	283,224

Software (2.7%)
Microsoft Corp.	7,445	278,667
Oracle Corp.	8,220	314,497

		593,164

Telecommunications (2.4%)
AT&T, Inc.	7,530	264,755
CenturyLink, Inc.	7,870	250,659

		515,414

Transportation (1.3%)
Union Pacific Corp.	1,735	291,480

TOTAL COMMON STOCKS (COST $10,239,123)		13,288,033

EXCHANGE TRADED FUNDS (2.0%)
Guggenheim BulletShares® 2014 High Yield Corporate Bond ETF	16,300	434,721

TOTAL EXCHANGE TRADED FUNDS (COST $435,408)		434,721

	Shares	Fair Value
OPEN-END FUNDS (1.8%)
Performance Trust Strategic Bond Fund	18,229	$400,678

TOTAL OPEN-END FUNDS (COST $407,168)		400,678

CLOSED-END FUNDS (3.1%)
Nuveen Mortgage Opportunity Term Fund	29,634	685,731

TOTAL CLOSED-END FUNDS (COST $769,466)		685,731

	Principal Amount	Fair Value
CORPORATE BONDS (22.1%)
Agriculture (1.0%)
Reynolds American, Inc.,
6.750%, 06/15/2017	$200,000	228,850

Auto Manufacturers (1.6%)
Ford Motor Co.,
9.215%, 09/15/2021	275,000	350,799

Banks (0.7%)
Citigroup, Inc.,
5.000%, 09/15/2014	150,000	154,273

Chemicals (2.0%)
CF Industries, Inc.,
7.125%, 05/01/2020	250,000	292,724
The Dow Chemical Co.,
2.500%, 02/15/2016	150,000	154,581

		447,305

Cosmetics & Personal Care (1.7%)
The Estee Lauder Co., Inc.,
5.550%, 05/15/2017	150,000	166,486
The Procter & Gamble Co.,
4.950%, 08/15/2014	200,000	205,682

		372,168

Diversified Financial Services (2.4%)
Credit Suisse USA, Inc.,
5.375%, 03/02/2016	250,000	273,311
General Electric Capital Corp.,
4.750%, 09/15/2014	240,000	247,521

		520,832

Food (0.9%)
Safeway, Inc.,
3.950%, 08/15/2020	200,000	199,690

Healthcare Services (1.3%)
Humana, Inc.,
6.300%, 08/01/2018	250,000	286,098

	Principal Amount	Fair Value
Home Furnishings (0.8%)
Whirlpool Corp.,
6.500%, 06/15/2016	$150,000	$167,330

Insurance (3.4%)
Principal Life Income Funding Trusts,
5.100%, 04/15/2014	150,000	152,002
The Travelers Cos., Inc.,
5.900%, 06/02/2019	150,000	175,524
W.R. Berkley Corp.,
5.600%, 05/15/2015	150,000	158,341
5.375%, 09/15/2020	230,000	247,344

		733,211

Media (1.2%)
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc,
5.000%, 03/01/2021	255,000	267,549

Metal Fabricate & Hardware (1.2%)
Timken Co.,
6.000%, 09/15/2014	250,000	258,902

Oil & Gas (0.8%)
Statoil ASA,
6.700%, 01/15/2018	150,000	176,564

Retail (3.1%)
AutoZone, Inc.,
5.500%, 11/15/2015	150,000	162,352
Best Buy Co., Inc.,
3.750%, 03/15/2016	200,000	207,500
Dillard’s, Inc.,
6.625%, 01/15/2018	275,000	304,562

		674,414

TOTAL CORPORATE BONDS (COST $4,740,559)		4,837,985

MUNICIPAL BONDS (2.3%)
Kansas (0.8%)
Johnson County KS, Build America General Obligation Bonds, Unified School District No. 232, 4.950%, 09/01/2019	150,000	165,957

North Dakota (0.8%)
Grand Forks ND, Build America Revenue Bonds, 4.500%, 09/01/2019	150,000	161,642

Texas (0.7%)
County of Galveston TX, Build America General Obligation Bonds, 4.200%, 02/01/2017	150,000	160,357

TOTAL MUNICIPAL BONDS (COST $453,608)		487,956

	Principal Amount	Fair Value

CERTIFICATES OF DEPOSIT (1.1%)
Goldman Sachs Bank USA, Medium-Term Certificate of Deposit, 0.800%, 08/06/2015	$250,000	$249,924

TOTAL CERTIFICATES OF DEPOSIT (COST $250,000)		249,924

	Shares	Fair Value

SHORT TERM INVESTMENTS (6.7%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.010%	1,462,992	1,462,992

TOTAL SHORT TERM INVESTMENTS (COST $1,462,992)		1,462,992

TOTAL INVESTMENTS (COST $18,758,324)	99.9%	21,848,020

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	0.1%	25,637

NET ASSETS	100.0%	$21,873,657

(a) Non-Income Producing Security.

Common Abbreviations:

ADR - American Depositary Receipt.

ASA - Allmennaksjeselskap is the Norwegian term for a public limited company.

ETF - Exchange Traded Fund.

LLC - Limited Liability Company.

Ltd. - Limited.

See Notes to Quarterly Schedule of Investments.

SCHEDULE of INVESTMENTS (Unaudited)	December 31, 2013
CORNERCAP SMALL-CAP VALUE FUND

	Shares	Fair Value
COMMON STOCKS (96.3%)

Aerospace & Defense (1.9%)
AAR Corp.	12,240	$342,842
Ducommun, Inc.(a)	12,975	386,785
Kaman Corp.	9,035	358,961

		1,088,588

Apparel (0.7%)
G-III Apparel Group Ltd.(a)	5,255	387,766

Auto Parts & Equipment (1.7%)
Cooper Tire & Rubber Co.	14,270	343,051
Standard Motor Products, Inc.	7,830	288,144
Strattec Security Corp.	7,715	344,629

		975,824

Banks (16.9%)
Access National Corp.	12,680	189,566
Arrow Financial Corp.	13,805	366,661
Bank of Kentucky Financial Corp.	11,520	425,088
Community Trust Bancorp, Inc.	6,760	305,282
Enterprise Financial Services Corp.	17,685	361,128
Financial Institutions, Inc.	15,535	383,870
First Interstate Bancsystem, Inc.	11,520	326,822
First Merchants Corp.	19,010	432,668
FirstMerit Corp.	11,990	266,538
German American Bancorp, Inc.	13,350	380,475
Great Southern Bancorp, Inc.	12,220	371,610
Horizon Bancorp	14,725	372,984
Lakeland Bancorp, Inc.	24,955	308,693
Lakeland Financial Corp.	8,685	338,715
MainSource Financial Group, Inc.	23,020	415,051
Merchants Bancshares, Inc.	10,035	336,173
Monarch Financial Holdings, Inc.	23,195	285,530
NBT Bancorp, Inc.	11,820	306,138
Peoples Bancorp, Inc.	15,185	341,814
Preferred Bank(a)	17,540	351,677
PrivateBancorp, Inc.	15,095	436,698
S&T Bancorp, Inc.	14,120	357,377
S.Y. Bancorp, Inc.	10,325	329,574
Tompkins Financial Corp.	5,445	279,819
Trico Bancshares	15,360	435,763
Walker & Dunlop, Inc.(a)	26,625	430,526
Washington Trust Bancorp, Inc.	10,255	381,691
WesBanco, Inc.	10,540	337,280

		9,855,211

Building Materials (0.7%)
Patrick Industries, Inc.(a)	13,455	389,253

Chemicals (1.6%)
Aceto Corp.	21,575	539,591
Olin Corp.	13,285	383,272

		922,863

Commercial Services (10.1%)
ABM Industries, Inc.	12,085	345,510
Albany Molecular Research, Inc.(a)	29,430	296,654
American Public Education, Inc.(a)	7,915	344,065

	Shares	Fair Value
Commercial Services (10.1%) (continued)
AMN Healthcare Services, Inc.(a)	24,110	$354,417
The Brink’s Co.	11,685	398,926
Consolidated Graphics, Inc.(a)	5,340	360,130
FTI Consulting, Inc.(a)	7,420	305,259
Global Cash Access Holdings, Inc.(a)	44,245	442,008
The Hackett Group, Inc.	60,075	373,066
ICF International, Inc.(a)	7,780	270,044
Korn/Ferry International(a)	16,715	436,596
Matthews International Corp., Class A	7,615	324,475
Medifast, Inc.(a)	9,850	257,380
Navigant Consulting, Inc.(a)	21,545	413,664
The Providence Service Corp.(a)	11,815	303,882
RPX Corp.(a)	17,105	289,074
Steiner Leisure Ltd.(a)	7,570	372,368

		5,887,518

Computers (2.6%)
Insight Enterprises, Inc.(a)	16,715	379,597
Super Micro Computer, Inc.(a)	25,375	435,435
Sykes Enterprises, Inc.(a)	16,265	354,740
Synaptics, Inc.(a)	6,700	347,127

		1,516,899

Diversified Financial Services (2.2%)
Gain Capital Holdings, Inc.	26,825	201,456
Oppenheimer Holdings, Inc., Class A	17,340	429,685
Regional Management Corp.(a)	11,075	375,775
Walter Investment Management Corp.(a)	7,235	255,829

		1,262,745

Electric (1.7%)
Avista Corp.	13,090	369,007
El Paso Electric Co.	8,045	282,460
PNM Resources, Inc.	14,425	347,931

		999,398

Electrical Components & Equipment (0.7%)
Coleman Cable, Inc.	15,340	402,215

Electronics (2.4%)
II-VI, Inc.(a)	20,585	362,296
Plexus Corp.(a)	8,985	388,961
Sanmina Corp.(a)	17,825	297,677
Stoneridge, Inc.(a)	27,130	345,908

		1,394,842

Energy-Alternate Sources (0.5%)
FutureFuel Corp.	19,480	307,784

Engineering & Construction (0.5%)
MYR Group, Inc.(a)	12,590	315,757

Food (1.2%)
Ingles Markets, Inc., Class A	12,035	326,149
Spartan Stores, Inc.	15,462	375,417

		701,566

Forest Products & Paper (1.1%)
Neenah Paper, Inc.	8,285	354,349
Schweitzer-Mauduit International, Inc.	5,795	298,269

		652,618

	Shares	Fair Value
Gas (0.5%)
Chesapeake Utilities Corp.	4,980	$298,900

Healthcare Products (0.7%)
Hanger, Inc.(a)	10,395	408,939

Healthcare Services (2.5%)
Amsurg Corp.(a)	7,970	365,982
LHC Group, Inc.(a)	14,140	339,926
Magellan Health Services, Inc.(a)	5,650	338,491
Select Medical Holdings Corp.	36,790	427,132

		1,471,531

Heavy Electrical Equipment (0.6%)
AZZ, Inc.	7,730	377,688

Home Builders (0.6%)
Meritage Homes Corp.(a)	7,335	352,007

Home Furnishings (0.8%)
La-Z-Boy, Inc.	15,510	480,810

Household Products (1.0%)
Ennis, Inc.	16,170	286,209
Helen of Troy Ltd.(a)	6,640	328,746

		614,955

Housewares (0.5%)
Lifetime Brands, Inc.	19,665	309,330

Insurance (6.1%)
Crawford & Co., Class B	42,055	388,588
EMC Insurance Group, Inc.	9,775	299,310
Hilltop Holdings, Inc.(a)	20,490	473,934
Horace Mann Educators Corp.	10,540	332,432
Montpelier Re Holdings Ltd.	10,830	315,153
Platinum Underwriters Holdings Ltd.	5,050	309,464
Primerica, Inc.	6,930	297,366
Protective Life Corp.	6,045	306,240
Symetra Financial Corp.	16,960	321,562
United Insurance Holdings Corp.	37,065	521,875

		3,565,924

Internet (1.6%)
Dice Holdings, Inc.(a)	39,705	287,861
ePlus, Inc.(a)	6,270	356,387
ValueClick, Inc.(a)	12,350	288,620

		932,868

Leisure Time (1.2%)
Arctic Cat, Inc.	6,290	358,404
Johnson Outdoors, Inc., Class A	11,835	318,954

		677,358

Lodging (1.2%)
Century Casinos, Inc.(a)	66,705	347,533
Monarch Casino & Resort, Inc.(a)	18,840	378,307

		725,840

	Shares	Fair Value
Machinery-Diversified (0.7%)
Alamo Group, Inc.	6,795	$412,389

Media (1.8%)
Courier Corp.	15,720	284,375
Journal Communications, Inc., Class A(a)	40,355	375,705
Starz, Class A(a)	13,125	383,775

		1,043,855

Metal Fabricate & Hardware (0.6%)
Mueller Industries, Inc.	5,840	367,978

Mining (0.7%)
AMCOL International Corp.	11,450	389,071

Miscellaneous Manufacturing (3.8%)
Chase Corp.	11,700	413,010
Koppers Holdings, Inc.	7,780	355,935
Lydall, Inc.(a)	16,455	289,937
Myers Industries, Inc.	16,890	356,717
Park-Ohio Holdings Corp.(a)	8,680	454,832
Standex International Corp.	5,905	371,306

		2,241,737

Oil & Gas (1.7%)
EPL Oil & Gas, Inc.(a)	10,560	300,960
Stone Energy Corp.(a)	11,240	388,791
Unit Corp.(a)	5,580	288,040

		977,791

Oil & Gas Services (2.1%)
C&J Energy Services, Inc.(a)	15,330	354,123
Matrix Service Co.(a)	20,075	491,235
Newpark Resources, Inc.(a)	30,120	370,175

		1,215,533

Packaging & Containers (0.6%)
UFP Technologies, Inc.(a)	13,640	344,001

Pharmaceuticals (2.5%)
Nature’s Sunshine Products, Inc.	15,105	261,619
Nutraceutical International Corp.(a)	10,935	292,839
Omega Protein Corp.(a)	33,855	416,078
PharMerica Corp.(a)	23,610	507,615

		1,478,151

Retail (6.8%)
America’s Car-Mart, Inc.(a)	6,575	277,662
Big 5 Sporting Goods Corp.	20,755	411,364
Big Lots, Inc.(a)	8,530	275,434
Brown Shoe Co. Inc	15,890	447,145
The Cato Corp., Class A	11,085	352,503
CEC Entertainment, Inc.	6,890	305,089
Destination Maternity Corp.	11,100	331,668
Express, Inc.(a)	19,385	361,918
Ezcorp, Inc., Class A(a)	14,350	167,752
The Finish Line, Inc., Class A	10,490	295,503
Genesco, Inc.(a)	3,735	272,879
PC Connection, Inc.	20,205	502,094

		4,001,011

	Shares	Fair Value
Savings & Loans (2.1%)
Berkshire Hills Bancorp, Inc.	11,250	$306,788
Dime Community Bancshares, Inc.	15,570	263,444
First Defiance Financial Corp.	12,015	312,030
WSFS Financial Corp.	4,510	349,660

		1,231,922

Semiconductors (0.6%)
OmniVision Technologies, Inc.(a)	18,775	322,930

Software (1.2%)
CSG Systems International, Inc.	13,050	383,670
Mantech International Corp., Class A	10,375	310,524

		694,194

Telecommunications (2.9%)
Black Box Corp.	9,345	278,481
Ixia(a)	27,875	371,016
NETGEAR, Inc.(a)	10,870	358,058
NTELOS Holdings Corp.	15,510	313,767
Premiere Global Services, Inc.(a)	30,915	358,305

		1,679,627

Textiles (1.1%)
Culp, Inc.	16,215	331,597
UniFirst Corp.	3,175	339,725

		671,322

Transportation (1.1%)
Matson, Inc.	11,925	311,362
Swift Transportation Co.(a)	15,625	347,031

		658,393

Trucking & Leasing (0.8%)
Amerco, Inc.(a)	1,885	448,328

Wholesale Distributors (1.4%)
ScanSource, Inc.(a)	9,585	406,691
United Stationers, Inc.	8,885	407,733

		814,424

TOTAL COMMON STOCKS (COST $44,603,740)		56,269,654

LIMITED PARTNERSHIP (0.6%)

Investment Companies (0.6%)
KKR Financial Holdings LLC	30,555	372,465

TOTAL LIMITED PARTNERSHIP (COST $325,273)		372,465

SHORT TERM INVESTMENTS (3.2%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.010%	1,894,350	1,894,350

TOTAL SHORT TERM INVESTMENTS (COST $1,894,350)		1,894,350

TOTAL INVESTMENTS (COST $46,823,363)	100.1%	58,536,469

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1%)	(76,598)

NET ASSETS	100.0%	$58,459,871

(a) Non-Income Producing Security.

Common Abbreviations:

LLC - Limited Liability Company.

Ltd. - Limited.

See Notes to Quarterly Schedule of Investments.

SCHEDULE of INVESTMENTS (Unaudited)	December 31, 2013
CORNERCAP LARGE/MID-CAP VALUE FUND

	Shares	Fair Value
COMMON STOCKS (95.9%)

Aerospace & Defense (2.2%)
General Dynamics Corp.	2,605	$248,908

Banks (14.6%)
The Bank of New York Mellon Corp.	6,485	226,586
BB&T Corp.	6,685	249,484
Capital One Financial Corp.	3,105	237,874
The Goldman Sachs Group, Inc.	1,375	243,732
JPMorgan Chase & Co.	4,150	242,692
The PNC Financial Services Group, Inc.	2,920	226,534
Wells Fargo & Co.	5,225	237,215

		1,664,117

Chemicals (2.0%)
Eastman Chemical Co.	2,890	233,223

Commercial Services (2.1%)
The Western Union Co.	14,020	241,845

Computers (6.1%)
EMC Corp.	9,585	241,063
Hewlett-Packard Co.	8,405	235,172
Western Digital Corp.	2,688	225,523

		701,758

Electric (1.7%)
Pinnacle West Capital Corp.	3,770	199,508

Electrical Components & Equipment (2.1%)
Energizer Holdings, Inc.	2,240	242,458

Food (4.2%)
ConAgra Foods, Inc.	7,240	243,988
The Kroger Co.	6,095	240,935

		484,923

Healthcare Products (1.9%)
Medtronic, Inc.	3,850	220,951

Healthcare Services (6.4%)
CIGNA Corp.	2,915	255,004
Laboratory Corp. of America Holdings(a)	2,515	229,796
UnitedHealth Group, Inc.	3,275	246,607

		731,407

Insurance (8.3%)
The Allstate Corp.	4,220	230,159
Everest Re Group Ltd.	1,570	244,716
Lincoln National Corp.	4,440	229,193
Reinsurance Group of America, Inc.	3,155	244,228

		948,296

Internet (2.5%)
IAC/InterActiveCorp	4,190	287,811

	Shares	Fair Value

Machinery-Construction & Mining (2.2%)
Joy Global, Inc.	4,280	$250,337

Machinery-Diversified (2.0%)
Deere & Co.	2,500	228,325

Media (4.3%)
Comcast Corp., Class A	4,885	253,849
DIRECTV(a)	3,425	236,633

		490,482

Miscellaneous Manufacturing (2.1%)
Dover Corp.	2,505	241,833

Oil & Gas (6.2%)
ConocoPhillips	3,455	244,096
Devon Energy Corp.	3,755	232,322
Helmerich & Payne, Inc.	2,790	234,583

		711,001

Oil & Gas Services (2.2%)
Baker Hughes, Inc.	4,445	245,631

Pharmaceuticals (2.0%)
Teva Pharmaceutical Industries Ltd., Sponsored ADR	5,775	231,462

Retail (8.4%)
Bed Bath & Beyond, Inc.(a)	2,805	225,241
Coach, Inc.	4,465	250,620
Kohl’s Corp.	4,250	241,188
Nordstrom, Inc.	3,900	241,020

		958,069

Semiconductors (2.1%)
Intel Corp.	9,110	236,496

Software (4.2%)
Microsoft Corp.	6,140	229,820
Oracle Corp.	6,390	244,482

		474,302

Telecommunications (3.9%)
AT&T, Inc.	6,510	228,892
CenturyLink, Inc.	6,810	216,898

		445,790

Transportation (2.2%)
Union Pacific Corp.	1,470	246,960

TOTAL COMMON STOCKS (COST $8,719,995)		10,965,893

SHORT TERM INVESTMENTS (6.0%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.010%	688,135	688,135

TOTAL SHORT TERM INVESTMENTS (COST $688,135)		688,135

		Fair Value
TOTAL INVESTMENTS (COST $9,408,130)	101.9%	$11,654,028

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS	(1.9%)	(215,184)

NET ASSETS	100.0%	$11,438,844

(a) Non-Income Producing Security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

See Notes to Quarterly Schedule of Investments.

Notes to Financial Statements
December 31, 2013 (Unaudited)

1. ORGANIZATION

The CornerCap Group of Funds (the “Funds”) was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company.

The investment objective of the CornerCap Balanced Fund and CornerCap Small-Cap Value Fund is to obtain capital appreciation and current income, whereas the CornerCap Large/Mid-Cap Value Fund’s investment objective is to obtain capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Accounting Estimates – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation – Portfolio securities including common stocks, corporate bonds, municipal bonds, exchange traded funds (ETFs), and U.S. Government and Agency obligations that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern time or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Based on obtaining active market quotes, common stocks are classified as Level 1 of the fair value hierarchy. Corporate bonds, municipal bonds, ETFs and U.S. Government and Agency obligations are classified as Level 2 of the hierarchy, due to the use of additional observable inputs. Unlisted securities that are not included on such exchanges or Systems are valued at the mean of the quoted bid and asked prices on the over-the-counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 within the hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by CornerCap Investment Counsel (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 2 or 3 within the hierarchy, depending on the inputs used. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.

Security Transactions Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities, using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.

Federal Income Taxes – For Federal income tax purposes, the Funds currently qualify, and intend to remain qualified, as regulated investment companies (“RICs”) under the provisions of Subchapter M of the Internal Revenue Code by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including any excess realized gain which has not been offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made.

As of and during the three months ended December 31, 2013, management has concluded that the Funds have taken no uncertain tax positions that require adjustment to the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties. The Funds file income tax returns in the U.S. federal jurisdiction, for the State of Georgia, and the State of Massachusetts. For federal and state tax years 2009 and beyond, the Funds’ returns are still open to examination by the appropriate taxing authority.

Distributions to Shareholders – Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2013:

CornerCap Balanced Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$13,288,033	$–	$–	$13,288,033
Exchange Traded Funds	434,721	–	–	434,721
Open-End Funds	400,678	–	–	400,678
Closed-End Funds	685,731	–	–	685,731
Corporate Bonds	–	4,837,985	–	4,837,985
Municipal Bonds	–	487,956	–	487,956
Certificates of Deposit	249,924	–	–	249,924
Short Term Investments	1,462,992	–	–	1,462,992
Total	$16,522,079	$5,325,941	$–	$21,848,020

CornerCap Small-Cap Value Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$56,269,654	$–	$–	$56,269,654
Limited Partnership	372,465	–	–	372,465
Short Term Investment	1,894,350	–	–	1,894,350
Total	$58,536,469	$–	$–	$58,536,469

CornerCap Large/Mid-Cap Value Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$10,965,893	$–	$–	$10,965,893
Short Term Investment	688,135	–	–	688,135
Total	$11,654,028	$–	$–	$11,654,028

* See Schedule of Investments for industry classification.

There were no transfers into or out of Levels 1 and 2 during the three months ended December 31, 2013.

For the three months ended December 31, 2013, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities at December 31, 2013, were as follows:

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
Gross appreciation (excess of value over tax cost)	$3,249,861	$12,173,344	$2,305,553
Gross depreciation (excess of tax cost over value)	(160,165)	(437,977)	(59,655)
Net unrealized appreciation	3,089,696	11,735,367	2,245,898
Cost of investments for income tax purposes	$18,758,324	$46,801,102	$9,408,130

Item 2.   Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CORNERCAP FUNDS

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
President (Principal Executive Officer)

Date:	February 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
President (Principal Executive Officer) and Treasurer (Principal Financial Officer)

Date:	February 19, 2014